Common Stock	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Equity [Abstract]
Common Stock

The Company’s authorized capital consisted of 4,500,000,000 shares of common stock with a par value of $0.001 per share.

There were 107,500,000 shares of common stock issued and outstanding as of July 31, 2014.

On March 10, 2014, the Company sold 431,034 units at $0.58 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one share purchase warrant. Each share purchase warrant is exercisable into one additional common share at an exercise price of $0.90 per share for a period of 2 years from the date of issuance. The relative fair value of the shares and warrants is $159,475 and $90,525, respectively. As of July 31, 2014, the Company is obligated to issue 431,034 common shares with a fair value of $250,000, which has been recorded as stock payable.

On June 5, 2014, the Company sold 5,000,000 units at $0.05 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one share purchase warrant. Each share purchase warrant is exercisable into one additional common share at an exercise price of $0.90 per share for a period of 2 years from the date of issuance. The relative fair value of the shares and warrants is $184,608 and $65,392, respectively. As of July 31, 2014, the Company is obligated to issue 5,000,000 common shares with a fair value of $250,000, which has been recorded as stock payable.

As July 31, 2014, pursuant to the consulting agreement described in Note 8(a), the Company is obligated to issue 93,719 common shares with a fair value of $30,235, which has been recorded as stock payable.

The Company’s authorized capital consisted of 4,500,000,000 shares of common stock with a par value of $0.001 per share.

There were 107,500,000 shares of common stock issued and outstanding as of April 30, 2014.

a)	On December 10, 2013, the Company approved an increase to the number of authorized shares, par value $0.001, from 90,000,000 shares to 4,500,000,000 shares. Correspondingly, the Company approved a forward split of 50:1 for which each shareholder was issued 50 new common shares in exchange for each 1 old common share outstanding. Prior to approval of the forward split, the Company had a total of 2,150,000 issued and outstanding common shares. Effective December 10, 2013, the Company has a total of 107,500,000 issued and outstanding common shares.
b)	On March 10, 2014, the Company sold 431,034 units at $0.58 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one share purchase warrant. Each share purchase warrant is exercisable into one additional common share at an exercise price of $0.90 per share for a period of 2 years from the date of issuance. The relative fair value of the shares and warrants is $159,475 and $90,525, respectively. As of April 30, 2014, the Company is obligated to issue 431,034 common shares with a fair value of $250,000, which has been recorded as stock payable.
c)	During the year ended April 30, 2014, the Company entered into the consulting agreement described in Note 8. As of April 30, 2014, the Company is obligated to issue 93,719 common shares with a fair value of $30,325, which has been recorded as stock payable.